Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Schedule Of Purchase Price Allocation
July 11, 2014
Assets
Cash and cash equivalents	$89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	$854,927

Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	$226,337

Net assets acquired	$628,590

Consideration paid in common shares for Oceanbulk and Pappas Companies (51,988,494 shares issued)	616,272
Gain from Bargain Purchase	$12,318

Results Of Operations For Companies Acquired
		Pappas
	Oceanbulk	Companies
Voyage revenues	$39,585	$2,249
Operating income/(loss)	$(645)	$111
Net loss	$(4,822)	$(213)

Business Acquisition Pro Forma Information
	2013	2014
Pro forma revenues	$82,090	$177,654
Pro forma operating income / (loss)	$(1,172)	$(10,296)
Pro forma net loss	$(10,604)	$(24,075)
Pro forma loss per share, basic and diluted	$(0.15)	$(0.27)

List of Subsidiaries
	Subsidiaries owning vessels in operation at December 31, 2014

				Date	Year
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Built
1	Cape Ocean Maritime LLC	Leviathan (1)	182,511	September 19, 2014	2014
2	Cape Horizon Shipping LLC	Peloreus (1)	182,496	July 22, 2014	2014
3	OOCAPE1 Holdings LLC	Obelix (1)	181,433	July 11, 2014	2011
4	Sandra Shipco LLC	Sandra (tbr Star Pauline) (2)	180,274	December 29, 2014	2008
5	Christine Shipco LLC	Christine (tbr Star Martha) (2)	180,274	October 31, 2014	2010
6	Pacific Cape Shipping LLC	Pantagruel (1)	180,181	July 11, 2014	2004
7	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
8	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
9	Star Trident V LLC	Star Angie (2)	177,931	October 29, 2014	2007
10	Sky Cape Shipping LLC	Big Fish (1)	177,643	July 11, 2014	2004
11	Global Cape Shipping LLC	Kymopolia (1)	176,990	July 11, 2014	2006
12	Sea Cape Shipping LLC	Big Bang (1)	174,109	July 11, 2014	2007
13	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
14	Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
15	Lowlands Beilun Shipco LLC	Lowlands Beilun (tbr Star Despoina) (2)	170,162	December 29, 2014	1999
16	Star Big LLC	Star Big	168,404	July 25, 2011	1996
17	Star Trident VII LLC	Star Eleonora (2)	164,218	December 3, 2014	2001
18	Nautical Shipping LLC	Amami (1)	98,681	July 11, 2014	2011
19	Majestic Shipping LLC	Madredeus (1)	98,681	July 11, 2014	2011
20	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
21	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
22	Star Alta II LLC	Star Angelina (3)	82,981	December 5, 2014	2006
23	Star Alta I LLC	Star Gwyneth (3)	82,790	December 5, 2014	2006
24	Star Trident I LLC	Star Kamila (2)	82,769	September 3, 2014	2005
25	Grain Shipping LLC	Pendulum (1)	82,619	July 11, 2014	2006
26	Star Trident XIX LLC	Star Maria (2)	82,598	November 5, 2014	2007
27	Star Trident XII LLC	Star Markella (2)	82,594	September 29, 2014	2007
28	Star Trident IX LLC	Star Danai (2)	82,574	October 21, 2014	2006
29	Star Trident XI LLC	Star Georgia (2)	82,298	October 14, 2014	2006
30	Star Trident VIII LLC	Star Sophia (2)	82,269	October 31, 2014	2007
31	Star Trident XVI LLC	Star Mariella (2)	82,266	September 19, 2014	2006
32	Star Trident XIV LLC	Star Moira (2)	82,257	November 19, 2014	2006
33	Star Trident X LLC	Star Renee (2)	82,221	December 18, 2014	2006
34	Star Trident II LLC	Star Nasia (2)	82,220	August 29, 2014	2006
35	Star Trident XIII LLC	Star Laura (2)	82,209	December 8, 2014	2006
36	Star Trident XVII LLC	Star Helena (2)	82,187	December 29, 2014	2006
37	Mineral Shipping LLC	Mercurial Virgo (1)	81,545	July 11, 2014	2013
38	KMSRX Holdings LLC	Magnum Opus (1)	81,022	July 11, 2014	2014
39	Dioriga Shipping Co.	Tsu Ebisu (1)	81,001	July 11, 2014	2014
40	Star Trident III LLC	Star Iris (2)	76,466	September 8, 2014	2004
41	Star Trident IV LLC	Star Aline (2)	76,429	September 4, 2014	2004
42	Star Trident XX LLC	Star Emily (2)	76,417	September 16, 2014	2004
43	Star Trident XXI LLC	Star Christianna (2)	74,577	October 6, 2014	1998
44	Star Trident XXII LLC	Star Natalie (2)	73,798	August 29, 2014	1998
45	Star Trident XXV LLC	Star Vanessa (2)	72,493	November 7, 2014	1999
46	Star Trident XXVII LLC	Star Monika (2)	71,504	October 10, 2014	1993
47	Star Trident XXVIII LLC	Star Julia (2)	70,083	December 22, 2014	1994
48	Star Trident XXIX LLC	Star Tatianna (2)	69,634	August 28, 2014	1993
49	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
50	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
51	Premier Voyage LLC	Maiden Voyage (1)	58,722	July 11, 2014	2012
52	Glory Supra Shipping LLC	Strange Attractor (1)	55,742	July 11, 2014	2006
53	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
54	Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
55	Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003
56	Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
57	Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
58	Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
59	Star Cosmo LLC	Star Cosmo	52,246	July 1, 2008	2005
60	Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
61	Star Trident XXX LLC	Star Michele (2)	45,588	October 14, 2014	1998
62	Star Trident XXXI LLC	Star Kim (2) (4)	38,858	December 5, 2014	1994

(1) Vessels acquired pursuant to the Merger and the Pappas Transaction
(2) Vessels acquired pursuant to the Excel Transactions
(3) Vessels acquired from Heron
(4) This vessel was sold on December 17, 2014 and was delivered to her new owners on January 21, 2015.

List of Newbuildings
	Subsidiaries owning newbuildings at December 31, 2014
					Expected Delivery
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Date

1	Positive Shipping Company	HN 5016 (tbn Indomitable) (Note 20)	Capesize	182,160	January 2015
2	Aurelia Shipping LLC	HN NE 164 (tbn Honey Badger) (Note 20)	Ultramax	61,000	February 2015
3	Rainbow Maritime LLC	HN NE 165 (tbn Wolverine) (Note 20)	Ultramax	61,000	February 2015
4	Spring Shipping LLC	HN 1061 (tbn Roberta) (5) (Note 20)	Ultramax	64,000	March 2015
5	Orion Maritime LLC	HN 1063 (tbn Idee Fixe) (5) (Note 20)	Ultramax	64,000	March 2015
6	Pearl Shiptrade LLC	HN NE 166 (tbn Gargantua) (Note 20)	Newcastlemax	209,000	April 2015
7	Success Maritime LLC	HN 1062 (tbn Laura) (5)	Ultramax	64,000	April 2015
8	L.A. Cape Shipping LLC	HN 5017 (tbn Deep Blue)	Capesize	182,000	April 2015
9	Olympia Shiptrade LLC	HN 1312 (tbn Bruno Marks)	Capesize	180,000	May 2015
10	Ultra Shipping LLC	HN 1064 (tbn Kaley) (5)	Ultramax	64,000	May 2015
11	Star Asia I LLC	HN 5040 (tbn Star Aquarius)	Ultramax	60,000	May 2015
12	Sea Diamond Shipping LLC	HN NE 167 (tbn Goliath)	Newcastlemax	209,000	June 2015
13	Coral Cape Shipping LLC	HN NE 184 (tbn Maharaj)	Newcastlemax	209,000	July 2015
14	Victory Shipping LLC	HN 1313 (tbn Jenmark)	Capesize	180,000	July 2015
15	Blooming Navigation LLC	HN 1080 (tbn Kennadi)	Ultramax	64,000	July 2015
16	Star Asia II LLC	HN 5043 (tbn Star Pisces)	Ultramax	60,000	July 2015
17	Star Seeker LLC	HN 1372 (tbn Star Libra) (5)	Newcastlemax	208,000	August 2015
18	Jasmine Shipping LLC	HN 1081 (tbn Mackenzie)	Ultramax	64,000	August 2015
19	Cape Confidence Shipping LLC	HN 5055 (tbn Behemoth)	Capesize	182,000	September 2015
20	Star Cape I LLC	HN 1338 (tbn Star Aries)	Capesize	180,000	September 2015
21	Star Axe I LLC	HN NE 196 (tbn Star Antares)	Ultramax	61,000	September 2015
22	Oday Marine LLC	HN 1082 (tbn Night Owl)	Ultramax	64,000	October 2015
23	Clearwater Shipping LLC	HN 1359 (tbn Star Marisa) (5)	Newcastlemax	208,000	November 2015
24	Cape Runner Shipping LLC	HN 5056 (tbn Megalodon)	Capesize	182,000	November 2015
25	Searay Maritime LLC	HN 1083 (tbn Early Bird)	Ultramax	64,000	November 2015
26	Star Axe II LLC	HN NE 197 (tbn Star Lutas)	Ultramax	61,000	November 2015
27	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	January 2016
28	Star Cape II LLC	HN 1339 (tbn Star Taurus)	Capesize	180,000	January 2016
29	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (5)	Newcastlemax	208,000	February 2016
30	Star Breezer LLC	HN 1371 (tbn Star Virgo) (5)	Newcastlemax	208,000	February 2016
31	Star Ennea LLC	HN NE 198 (tbn Star Poseidon)	Newcastlemax	209,000	March 2016
32	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	March 2016
33	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (5)	Newcastlemax	208,000	May 2016
34	Gravity Shipping LLC	HN 1362 (tbn Star Manticore) (5)	Newcastlemax	208,000	June 2016
35	White Sand Shipping LLC	HN 1363 (tbn Star Chaucer) (5)	Newcastlemax	208,000	September 2016

(5) Subject to a bareboat capital lease (Note 6)

List of Non-vessel owning subsidiaries

Non-vessel owning subsidiaries at December 31, 2014

Wholly Owned Subsidiaries
Star Bulk Management Inc.
Starbulk S.A.
Star Bulk Manning LLC
Star Omas LLC (6)
Star Synergy LLC (6)
Oceanbulk Shipping LLC
Oceanbulk Carriers LLC
International Holdings LLC
Unity Holding LLC
Star Bulk (USA) LLC
Star Trident XXIII LLC (7)
Star Trident XXVI LLC (7)
Star Trident VI LLC (7)
Star Trident XVIII LLC (7)
Star Trident XV LLC (7)
Star Trident XXIV LLC (7)
Lamda LLC (8)
Star Alpha LLC (8)
Star Beta LLC (8)
Star Ypsilon LLC (8)

(6) Entities established to merge with the holding companies of Oceanbulk (please refer to Note 1)
(7) Entities established to acquire Excel Vessels which as of December 31, 2014, had not been delivered to the Company
(8) Owning companies of vessels which have been sold and currently have no operations

List of vessels under commercial and technical management by Starbulk S.A.
			Effective Date
			of Management
Vessel Owning Company	Vessel Name	DWT	Agreement	Year Built

Global Cape Shipping LLC (9)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (9)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (9)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (9)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (9)	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC (9)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (9)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (9)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (9)	Mercurial Virgo	81,545	February 17, 2014	2011
Adore Shipping Corp.	Renascentia(10)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (11)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (9)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (9)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(9) These companies were subsidiaries of Oceanbulk and related parties to the Company (please refer to Note 3), which became wholly owned subsidiaries following the completion of the Merger on July 11, 2014, when the respective management agreements were terminated.

(10) On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated. The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement.

(11) On July 3, 2014, the Company received a notice of termination of the management agreement for this vessel. The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company received management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.

Charter Revenue Percentage

Charterer	2012	2013	2014
A	14%	13%	12%
B	15%	3%	3%
C	28%	34%	12%
D	10%	6%	1%